Investment Strategy - AB US Equity ETF	Dec. 09, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”). The Adviser seeks to achieve the Fund’s investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of U.S. companies. A company is considered to be a U.S. company if: (i) the company is domiciled or organized in the U.S.; (ii) the company has securities that are traded principally in the U.S.; or (iii) the company conducts a substantial part of its economic activities in the U.S. The Fund may also invest to a lesser degree in the equity securities of non-U.S. companies.
In making investment decisions for the Fund, the Adviser relies on the investment research and recommendations generated by the Adviser’s Large Cap Strategic Equities investment team. In utilizing this investment sourcing, the Adviser believes that company fundamentals will influence price such that research-driven stock selection leads to outperformance over market cycles. The Adviser utilizes both fundamental and quantitative research to determine which securities will be held by the Fund and to manage risk. In applying its quantitative analysis, the Adviser considers a number of metrics that have historically provided some indication of favorable future returns, including metrics relating to valuation, quality, investor behavior and corporate behavior. To this investment sourcing, the Adviser expects to apply tax management and trading considerations to allocate the Fund’s assets in a tax aware manner.
The Fund primarily invests in mid- and large-capitalization companies, which are currently defined for the Fund as companies that have market capitalizations of $2 billion or more. While the majority of assets will be invested in large-capitalization U.S. common stocks, the Fund may have small- and mid-capitalization and foreign exposure in keeping with Fund objectives.
The Fund may invest in other investment companies, including affiliated and unaffiliated investment companies and exchange-traded funds, consistent with the Fund’s investment policies and restrictions.
The Fund is non-diversified under the Investment Company Act of 1940, as amended, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.